Revenue and government financing for research expenditures - Disclosure of Revenue from Collaboration and Licensing Agreements (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from collaboration and licensing agreements	€ 12,112	€ 56,155	[1]	€ 68,609	[1]
Collaboration and licensing agreements
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from collaboration and licensing agreements	10,497	54,038		61,356
Monalizumab agreement
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from collaboration and licensing agreements	7,497	33,620		42,541
IPH5201 agreement
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from collaboration and licensing agreements	0	13,418		18,816
Sanofi agreement
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from collaboration and licensing agreements	3,000	7,000		0
Invoicing of research and development costs (IPH5201 and avdoralimab agreements)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from collaboration and licensing agreements	1,613	2,531		6,949
Exchange gains (loss) on collaboration agreements
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from collaboration and licensing agreements	0	(602)		293
Others
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from collaboration and licensing agreements	€ 0	€ 188		€ 10

[1]	Items relating to the year ended December 31, 2019 and 2020 have been restated to reflect the impact of the classification of Lumoxiti's activities as discontinued operations in 2021. These items are presented in notes 2.w and 17.